Capital Management	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Management [Abstract]
Capital Management

23.  Capital Management

The Company's capital management objectives are to maintain financial flexibility in order to complete the pharmaceutical research and development programs centered on the lead compounds, FSD-PEA, Lucid-PSYCH and LUCID-MS. The Company defines capital as the aggregate of its capital stock and borrowings.

As at December 31, 2022, the Company's Share Capital was $143,410,560 (2021 - $152,324,677). The Company does not have any long-term debt. Outstanding notes payable were assumed on acquisition of Prismic and are due on demand.

The Company manages its capital structure in accordance with changes in economic conditions. In order to maintain or adjust its capital structure, the Company may elect to issue or repay financial liabilities, issue shares, repurchase shares or undertake any other activities as deemed appropriate under the specific circumstances. The Company is not subject to any externally imposed capital requirements.